Leases (Tables)	12 Months Ended
Mar. 31, 2025
Lessee Disclosure [Abstract]
Summary of components of operating lease cost

Components of operating lease cost are as follows:

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions)
Operating lease cost	10,802	10,752	10,431
Variable lease cost	672	655	621
Total operating lease cost	11,474	11,407	11,052

Summary of future lease payments under operating leases	Future lease payments under operating leases as of March 31, 2025 are as follows:

Amounts
RMB
(in millions)
For the year ending March 31,
2026	4,876
2027	3,654
2028	2,917
2029	2,451
2030	1,863
Thereafter	6,676
22,437
Less: imputed interest	(5,030)
Total operating lease liabilities (Note 19)	17,407